As filed with the Securities and Exchange Commission on July 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 28, 2009

Date of reporting period:  May 31, 2008

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments at May 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 90.34%	Value

	Asset Management - 4.50%
1,950	Affiliated Managers Group, Inc.*	$199,875
12,300	Brookfield Asset Management, Inc. - Class A#	452,640
492	Brookfield Infrastructure Partners L.P.#	9,279
14,300	SEI Investments Co.	344,916
		1,006,710

	Banks - 1.19%
1,700	Unibanco - Uniao de Bancos Brasileiros S.A. - GDR	266,679

	Chemicals - Specialty - 4.66%
4,384	Ecolab, Inc.	196,535
9,400	International Flavors & Fragrances, Inc.	394,424
8,400	Rohm & Haas Co.	453,432
		1,044,391

	Commercial Services & Supplies - 3.75%
12,300	Iron Mountain, Inc.*	369,369
14,250	Republic Services, Inc.	469,253
		838,622

	Communications Equipment - 7.92%
14,400	Corning, Inc.	393,696
17,400	QUALCOMM, Inc.	844,596
3,850	Research In Motion Ltd.*#	534,649
		1,772,941

	Computer Hardware - 3.74%
3,000	Apple, Inc.*	566,250
2,100	International Business Machines Corp.	271,803
		838,053

	Computer Software - 3.72%
11,400	Citrix Systems, Inc.*	390,222
20,400	Symantec Corp.*	443,292
		833,514

	Construction & Engineering - 1.18%
8,100	ABB Ltd. - ADR	263,088

	Diversified Financial Services - 2.56%
1,120	The Goldman Sachs Group, Inc.	197,579
5,200	State Street Corp.	374,504
		572,083

	Diversified Telecommunication Services - 2.89%
16,200	AT&T, Inc.	646,380

	Electrical Equipment - 1.01%
3,900	Emerson Electric Co.	226,902

	Energy Equipment & Services - 1.98%
4,387	Schlumberger Ltd.#	443,657

	Food Products - 4.21%
7,900	General Mills, Inc.	499,280
11,300	Hershey Foods Corp.	442,847
		942,127

	Household Products - 7.89%
11,100	Avon Products, Inc.	433,566
12,327	Church & Dwight Co., Inc.	701,776
8,505	Colgate-Palmolive Co.	632,432
		1,767,774

	Independent Power Producer - 2.97%
16,000	NRG Energy, Inc.*	665,440

	Industrial Machinery - 3.00%
8,510	Illinois Tool Works, Inc.	456,987
4,900	Ingersoll-Rand Co. Ltd. - Class A#	215,796
		672,783

	Insurance - Multi-Line - 1.25%
7,800	American International Group, Inc.	280,800

	Internet & Catalog Retail - 2.71%
20,200	eBay, Inc.*	606,202

	Internet Services - 2.35%
900	Google, Inc. - Class A*	527,220

	IT Services - 1.00%
5,200	Automatic Data Processing, Inc.	223,860

	Machinery - 1.74%
4,800	Deere & Co.	390,432

	Multiline Retail - 0.98%
6,300	Nordstrom, Inc.	220,374

	Networking Equipment - 2.00%
16,720	Cisco Systems, Inc.*	446,758

	Oil & Gas - 9.80%
4,637	Chevron Corp.	459,759
4,700	Devon Energy Corp.	544,918
4,671	Exxon Mobil Corp.	414,598
4,050	Suncor Energy, Inc.#	276,817
9,800	Valero Energy Corp.	498,232
		2,194,324

	Real Estate Investment Trusts - 1.09%
2,500	Vornado Realty Trust	244,325

	Semiconductor Equipment - 1.01%
4,900	KLA-Tencor Corp.	225,988

	Semiconductors - 3.03%
19,500	Intel Corp.	452,010
6,950	Texas Instruments, Inc.	225,736
		677,746

	Specialty Retail - 3.19%
7,020	Nike, Inc. - Class B	479,958
10,025	Staples, Inc.	235,086
		715,044

	Utilities - Pipelines - 3.02%
25,000	Spectra Energy Corp.	675,500

	TOTAL COMMON STOCKS (Cost $18,195,913)	20,229,717

Shares	EXCHANGE TRADED NOTES - 1.72%	Value

35,000	ELEMENTS Rogers International Commodity Index -
	Agriculture Total Return* (Cost $414,449)	385,000

Shares	SHORT-TERM INVESTMENTS - 7.87%	Value

1,762,776	Reserve Primary Fund - Class 45 (Cost $1,762,776)	1,762,776

	Total Investments in Securities (Cost $20,373,138) - 99.93%	22,377,493
	Other Assets in Excess of Liabilities - 0.07%	14,554
	Net Assets - 100.00%	$22,392,047

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt
GDR - Global Depository Receipt

The cost basis of investments for federal income tax purposes at May 31, 2008 was as follows**:

Cost of investments	$20,394,416

Gross unrealized appreciation	$3,028,297
Gross unrealized depreciation	(1,045,220)
Net unrealized appreciation	$1,983,077

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at May 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$22,377,493	$22,377,493	$ —	$ —
Total	$22,377,493	$22,377,493	$ —	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   7/21/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   7/21/2008

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   7/21/2008

* Print the name and title of each signing officer under his or her signature.